Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-Financial Liabilities
Summary of other non-financial liabilities

In € thousand	12/31/2021	12/31/2020
Vacation accruals	2,488	1,680
Value added tax payables	242	1,477
Payroll tax and social security	2,992	1,455
Miscellaneous other current non-financial liabilities	338	585
Total other non-financial liabilities	6,060	5,197